Transactions with related parties - Optional Vessel acquisitions from Sponsor/ Omnibus Agreement (Details) - Legal right to acquire Sponsor's interests	12 Months Ended
Dec. 31, 2019
Amended Omnibus Agreement
Related Party Transaction [Line Items]
LNG Carrier Capacity	172,000
Number Of Vessels	5
Vessel Type	ARC 7 LNG carrier
Amended Omnibus Agreement | Sponsor
Related Party Transaction [Line Items]
Percentage of ownership in entity	49.00%
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Number Of Vessels	3